Investments in Equity Accounted Investees - Summary of Financial Information of Immaterial Joint Ventures Accounted for using the Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of joint ventures [line items]
Company's share of other comprehensive income in immaterial joint ventures	₨ 115.8	$ 1.4	₨ 2,226.6	₨ 1,530.3
Immaterial joint ventures [Member]
Disclosure of joint ventures [line items]
Carrying amount of the Company's interest in immaterial joint ventures	101.3		99.1	100.4	$ 1.2
Company's share of profit/(loss) in immaterial joint ventures	0.0	0.0
Company's share of other comprehensive income in immaterial joint ventures	2.2	0.0	(1.3)	1.5
Company's share of total comprehensive income in associates	₨ 2.2	$ 0.0	₨ (1.3)	₨ 1.5